Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 598,792	€ 513,914
Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	423,896	295,209
Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	137,558	161,153
Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	37,338	57,552
Bank Overdrafts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	13,244	37
Bank Overdrafts | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	13,244	37
Borrowings From Banks
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	134,816	170,954
Borrowings From Banks | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,680	36,357
Borrowings From Banks | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	84,136	134,006
Borrowings From Banks | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		591
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	50,000
Notes | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	25,000
Notes | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	25,000	50,000
Lease Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	22,358	25,758
Lease Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	5,785	6,046
Lease Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	10,362	12,751
Lease Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	6,211	6,961
Other Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,666	3,464
Other Financial Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,666	2,729
Other Financial Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		735
Trade Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	239,180	164,787
Trade Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	239,180	164,787
Tax Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	41,655	19,440
Tax Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	41,655	19,440
Other Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	87,559	67,621
Other Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	69,499	65,813
Other Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	18,060	1,808
Other Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		0
Employee Benefits
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	8,314	11,853
Employee Benefits | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	2,187
Employee Benefits | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		€ 11,853
Employee Benefits | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 6,127